AKROS MONTHLY PAYOUT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Common Stocks — 49.3%	Shares	Fair Value
Communications — 7.8%
Alphabet, Inc., Class A	470	$80,032
Booking Holdings, Inc.	5	25,080
Expedia Group, Inc.(a)	116	22,963
Meta Platforms, Inc., Class A	107	71,497
Netflix, Inc.(a)	32	31,378
Trade Desk, Inc. (The), Class A(a)	179	12,587
Yelp, Inc.(a)	464	15,920
		259,457
Consumer Discretionary — 4.6%
Amazon.com, Inc.(a)	405	85,974
Home Depot, Inc. (The)	75	29,745
Tesla, Inc.(a)	126	36,915
		152,634
Consumer Staples — 1.0%
Costco Wholesale Corporation	32	33,556

Financials — 1.4%
Berkshire Hathaway, Inc., Class B(a)	89	45,731

Health Care — 2.7%
Eli Lilly & Company	47	43,270
Medpace Holdings, Inc.(a)	55	18,003
UnitedHealth Group, Inc.	61	28,972
		90,245
Industrials — 4.2%
Caterpillar, Inc.	69	23,732
Comfort Systems USA, Inc.	45	16,350
CorVel Corporation(a)	162	17,864
Expeditors International of Washington, Inc.	172	20,186
Lockheed Martin Corporation	50	22,519
Valmont Industries, Inc.	57	19,857
WW Grainger, Inc.	19	19,403
		139,911
Technology — 27.6% +
Accenture PLC, Class A	71	24,744
Adobe, Inc.(a)	58	25,436
Apple, Inc.	534	129,142
Applied Materials, Inc.	137	21,656
Autodesk, Inc.(a)	72	19,743
Box, Inc., Class A(a)	566	18,508
Broadcom, Inc.	205	40,883
Celestica, Inc.(a)	169	18,091
CommVault Systems, Inc.(a)	120	20,467
DocuSign, Inc.(a)	206	17,133
Fair Isaac Corporation(a)	11	20,750
Fortinet, Inc.(a)	219	23,654
HP, Inc.	618	19,078
KLA Corporation	32	22,683
Lam Research Corporation	294	22,562
Manhattan Associates, Inc.(a)	91	16,096
Mastercard, Inc., Class A	59	34,002
Microsoft Corporation	288	114,333
Motorola Solutions, Inc.	48	21,131
NetApp, Inc.	164	16,369
NVIDIA Corporation	879	109,804
Palo Alto Networks, Inc.(a)	130	24,756
Pegasystems, Inc.	176	13,818
Common Stocks — 49.3% (continued)	Shares	Fair Value
Technology — 27.6% + (continued)
Pure Storage, Inc., Class A(a)	291	$15,269
Salesforce, Inc.	86	25,615
ServiceNow, Inc.(a)	27	25,104
Teradata Corporation(a)	580	13,827
Visa, Inc., Class A	106	38,447
		913,101

Total Common Stocks (Cost $1,563,028)		1,634,635

Exchange-Traded Funds — 50.5%
Commodity — 25.4%
Aberdeen Standard Physical Gold Shares ETF(a)	6,071	165,495
Goldman Sachs Physical Gold ETF(a)	552	15,583
Graniteshares Gold Trust(a)	5,875	165,558
iShares Gold Trust(a)	3,072	165,489
iShares Gold Trust Micro(a)	5,812	165,583
SPDR Gold MiniShares Trust(a)	2,926	165,436
		843,144
Equity — 25.1%
iShares Global Infrastructure ETF	3,003	160,570
Real Estate Select Sector SPDR Fund	3,916	168,976
SPDR S&P Global Infrastructure ETF	1,881	113,838
Vanguard Global ex-U.S. Real Estate ETF	4,052	163,377
Vanguard Real Estate ETF	1,786	167,705
Vanguard Total International Stock ETF	902	55,969
		830,435

Total Exchange-Traded Funds (Cost $1,576,023)		1,673,579

Total Investments — 99.8% (Cost $3,139,051)		3,308,214

Other Assets in Excess of Liabilities — 0.2%		6,012

Total Net Assets— 100.0%		$3,314,226

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.